Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Numerator:
Net (loss)/income attributable to Linkage Global Inc		$ (7,462,559)	$ (439,336)	$ (652,728)
Denominator:
Weighted average number of ordinary shares	[1]	5,793,575	2,117,534	2,000,022
Net loss per ordinary share
Basic	[1]	$ (1.27)	$ (0.21)	$ (0.33)
Diluted	[1]	$ (1.27)	$ (0.21)	$ (0.33)

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 16).